Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following (all amounts in thousands):

	2014	2013
Land	$1,267	$1,285
Building and improvements	3,564	3,332
Machinery and equipment	8,408	8,300
Leasehold improvements	275	266
Furniture and fixtures	131	122
Software	132	59
	13,777	13,364
Less: accumulated depreciation and amortization	(6,657)	(5,363)
	$7,120	$8,001